Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	American Funds Fundamental Investors
Entity Central Index Key	0000039473
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Fundamental Investors Class A - ANCFX
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class A
Trading Symbol	ANCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 64	0.57%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 24.29% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology, industrials and consumer staples contributing significantly. Returns from communication services and materials were also positive.
Conversely, the health care sector was a detractor from overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Fundamental Investors — Class A (with sales charge) *	17.14%	13.11%	13.42%
Fundamental Investors — Class A (without sales charge) *	24.29%	14.46%	14.09%
S&P 500 Index †	17.88%	14.42%	14.82%
MSCI World Index †	21.09%	12.15%	12.17%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 161,771,000,000
Holdings Count | Holding	235
Advisory Fees Paid, Amount	$ 355,000,000
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 161,771
Total number of portfolio holdings	235
Total advisory fees paid (in millions)	$ 355
Portfolio turnover rate	26%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class C - AFICX
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class C
Trading Symbol	AFICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 149	1.33%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 23.35% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology, industrials and consumer staples contributing significantly. Returns from communication services and materials were also positive.
Conversely, the health care sector was a detractor from overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Fundamental Investors — Class C (with sales charge) *	22.35%	13.61%	13.39%
Fundamental Investors — Class C (without sales charge) *	23.35%	13.61%	13.39%
S&P 500 Index †	17.88%	14.42%	14.82%
MSCI World Index †	21.09%	12.15%	12.17%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 161,771,000,000
Holdings Count | Holding	235
Advisory Fees Paid, Amount	$ 355,000,000
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 161,771
Total number of portfolio holdings	235
Total advisory fees paid (in millions)	$ 355
Portfolio turnover rate	26%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class T - TFFFX
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class T
Trading Symbol	TFFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? ( based on a hypothet ica l $10,000 invest ment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 37	0.33%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 24.60% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology, industrials and consumer staples contributing significantly. Returns from communication services and materials were also positive.
Conversely, the health care sector was a detractor from overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Fundamental Investors — Class T (with sales charge) 2	21.47%	14.17%	13.85%
Fundamental Investors — Class T (without sales charge) 2	24.60%	14.75%	14.18%
S&P 500 Index 3	17.88%	14.42%	14.89%
MSCI World Index 3	21.09%	12.15%	12.36%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 161,771,000,000
Holdings Count | Holding	235
Advisory Fees Paid, Amount	$ 355,000,000
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 161,771
Total number of portfolio holdings	235
Total advisory fees paid (in millions)	$ 355
Portfolio turnover rate	26%

Holdings [Text Block]	Portfolio holdings by sector ( percent of net assets)
Fundamental Investors Class F-1 - AFIFX
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class F-1
Trading Symbol	AFIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? ( based on a hyp o thetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 72	0.64%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 24.19% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology, industrials and consumer staples contributing significantly. Returns from communication services and materials were also positive.
Conversely, the health care sector was a detractor from overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Fundamental Investors — Class F-1 *	24.19%	14.40%	14.02%
S&P 500 Index †	17.88%	14.42%	14.82%
MSCI World Index †	21.09%	12.15%	12.17%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 161,771,000,000
Holdings Count | Holding	235
Advisory Fees Paid, Amount	$ 355,000,000
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 161,771
Total number of portfolio holdings	235
Total advisory fees paid (in millions)	$ 355
Portfolio turnover rate	26%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class F-2 - FINFX
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class F-2
Trading Symbol	FINFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last y ear? (b ased on a hypothetical $10 ,00 0 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 43	0.38%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 24.52% for the year ended December 31, 2025.
That
result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology, industrials and consumer staples contributing significantly. Returns from communication services and materials were also positive.
Conversely, the health care sector was a detractor from overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Fundamental Investors — Class F-2 *	24.52%	14.70%	14.32%
S&P 500 Index †	17.88%	14.42%	14.82%
MSCI World Index †	21.09%	12.15%	12.17%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses.
When
applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 161,771,000,000
Holdings Count | Holding	235
Advisory Fees Paid, Amount	$ 355,000,000
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 161,771
Total number of portfolio holdings	235
Total advisory fees paid (in millions)	$ 355
Portfolio turnover rate	26%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class F-3 - FUNFX
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class F-3
Trading Symbol	FUNFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypot het ical $10,000 i n vest ment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 31	0.28%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 24.67% for the year ended December 31, 2025.
That
result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology, industrials and consumer staples contributing significantly. Returns from communication services and materials were also positive.
Conversely, the health care sector was a detractor from overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Fundamental Investors — Class F-3 2	24.67%	14.82%	14.26%
S&P 500 Index 3	17.88%	14.42%	14.95%
MSCI World Index 3	21.09%	12.15%	12.43%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee
waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 161,771,000,000
Holdings Count | Holding	235
Advisory Fees Paid, Amount	$ 355,000,000
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 161,771
Total number of portfolio holdings	235
Total advisory fees paid (in millions)	$ 355
Portfolio turnover rate	26%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class 529-A - CFNAX
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class 529-A
Trading Symbol	CFNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year? (b ase d on a hypothetic al $1 0,000 in vest m ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 68	0.61%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 24.24% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology, industrials and consumer staples contributing significantly. Returns from communication services and materials were also positive.
Conversely, the health care sector was a detractor from overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Fundamental Investors — Class 529-A (with sales charge) *	19.90%	13.60%	13.62%
Fundamental Investors — Class 529-A (without sales charge) *	24.24%	14.41%	14.03%
S&P 500 Index †	17.88%	14.42%	14.82%
MSCI World Index †	21.09%	12.15%	12.17%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 161,771,000,000
Holdings Count | Holding	235
Advisory Fees Paid, Amount	$ 355,000,000
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key fund statist ics
Fund net assets (in millions)	$ 161,771
Total number of portfolio holdings	235
Total advisory fees paid (in millions)	$ 355
Portfolio turnover rate	26%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class 529-C - CFNCX
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class 529-C
Trading Symbol	CFNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypotheti cal $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 154	1.38%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 23.29% for the year ended December 31, 2025. That result c ompare
s with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology, industrials and consumer staples contributing significantly. Returns from communication services and materials were also positive.
Conversely, the health care sector was a detractor from overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Fundamental Investors — Class 529-C (with sales charge) *	22.29%	13.55%	13.60%
Fundamental Investors — Class 529-C (without sales charge) *	23.29%	13.55%	13.60%
S&P 500 Index †	17.88%	14.42%	14.82%
MSCI World Index †	21.09%	12.15%	12.17%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waiver
s and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 161,771,000,000
Holdings Count | Holding	235
Advisory Fees Paid, Amount	$ 355,000,000
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 161,771
Total number of portfolio holdings	235
Total advisory fees paid (in millions)	$ 355
Portfolio turnover rate	26%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class 529-E - CFNEX
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class 529-E
Trading Symbol	CFNEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypot heti cal $ 10,000 i nvest ment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 95	0.85%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 23.94% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology, industrials and consumer staples contributing significantly. Returns from communication services and materials were also positive.
Conversely, the health care sector was a detractor from overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Fundamental Investors — Class 529-E *	23.94%	14.15%	13.76%
S&P 500 Index †	17.88%	14.42%	14.82%
MSCI World Index †	21.09%	12.15%	12.17%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 161,771,000,000
Holdings Count | Holding	235
Advisory Fees Paid, Amount	$ 355,000,000
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in m illi ons)	$ 161,771
Total number of portfolio holdings	235
Total advisory fees paid (in millions)	$ 355
Portfolio turnover rate	26%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class 529-T - TIIIX
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class 529-T
Trading Symbol	TIIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hyp oth etical $ 10,000 in vestmen t)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 43	0.38%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 24.55% for
the year e
nded December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology, industrials and consumer staples contributing significantly. Returns from communication services and materials were also positive.
Conversely, the health care sector was a detractor from overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Fundamental Investors — Class 529-T (with sales charge) 2	21.44%	14.10%	13.78%
Fundamental Investors — Class 529-T (without sales charge) 2	24.55%	14.68%	14.11%
S&P 500 Index 3	17.88%	14.42%	14.89%
MSCI World Index 3	21.09%	12.15%	12.36%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 161,771,000,000
Holdings Count | Holding	235
Advisory Fees Paid, Amount	$ 355,000,000
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 161,771
Total number of portfolio holdings	235
Total advisory fees paid (in millions)	$ 355
Portfolio turnover rate	26%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class 529-F-1 - CFNFX
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class 529-F-1
Trading Symbol	CFNFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 50	0.45%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 24.42% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology, industrials and consumer staples contributing significantly. Returns from communication services and materials were also positive.
Conversely, the health care sector was a detractor from overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Fundamental Investors — Class 529-F-1 *	24.42%	14.62%	14.26%
S&P 500 Index †	17.88%	14.42%	14.82%
MSCI World Index †	21.09%	12.15%	12.17%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 161,771,000,000
Holdings Count | Holding	235
Advisory Fees Paid, Amount	$ 355,000,000
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 161,771
Total number of portfolio holdings	235
Total advisory fees paid (in millions)	$ 355
Portfolio turnover rate	26%

Holdings [Text Block]	Portfolio holdings by sector ( percent of net assets)
Fundamental Investors Class 529-F-2 - FFXFX
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class 529-F-2
Trading Symbol	FFXFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000
investme
nt)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 42	0.37%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 24.55% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology, industrials and consumer staples contributing significantly. Returns from communication services and materials were also positive.
Conversely, the health care sector was a detractor from overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Fundamental Investors — Class 529-F-2 2	24.55%	14.70%	17.68%
S&P 500 Index 3	17.88%	14.42%	17.08%
MSCI World Index 3	21.09%	12.15%	15.28%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lowe
r.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 161,771,000,000
Holdings Count | Holding	235
Advisory Fees Paid, Amount	$ 355,000,000
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 161,771
Total number of portfolio holdings	235
Total advisory fees paid (in millions)	$ 355
Portfolio turnover rate	26%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class 529-F-3 - FEEFX
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class 529-F-3
Trading Symbol	FEEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 37	0.33%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 24.59% for the year ended December 31, 2025. That result c ompares
with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology, industrials and consumer staples contributing significantly. Returns from communication services and materials were also positive.
Conversely, the health care sector was a detractor from overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Fundamental Investors — Class 529-F-3 2	24.59%	14.75%	17.74%
S&P 500 Index 3	17.88%	14.42%	17.08%
MSCI World Index 3	21.09%	12.15%	15.28%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, result
s reflect fee wa
ivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 161,771,000,000
Holdings Count | Holding	235
Advisory Fees Paid, Amount	$ 355,000,000
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 161,771
Total number of portfolio holdings	235
Total advisory fees paid (in millions)	$ 355
Portfolio turnover rate	26%

Holdings [Text Block]	Portfolio holdings by sector (perce nt of net as sets)
Fundamental Investors Class R-1 - RFNAX
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class R-1
Trading Symbol	RFNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last year?
(based on a h
ypotheti
cal $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 152	1.36%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 23.30% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology, industrials and consumer staples contributing significantly. Returns from communication services and materials were also positive.
Conversely, the health care sector was a detractor from overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Fundamental Investors — Class R-1 *	23.30%	13.58%	13.20%
S&P 500 Index †	17.88%	14.42%	14.82%
MSCI World Index †	21.09%	12.15%	12.17%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 161,771,000,000
Holdings Count | Holding	235
Advisory Fees Paid, Amount	$ 355,000,000
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 161,771
Total number of portfolio holdings	235
Total advisory fees paid (in millions)	$ 355
Portfolio turnover rate	26%

Holdings [Text Block]	Portfolio holdings by sector (percent of net a ssets)
Fundamental Investors Class R-2 - RFNBX
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class R-2
Trading Symbol	RFNBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 153	1.37%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 23.29% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology, industrials and consumer staples contributing significantly. Returns from communication services and materials were also positive.
Conversely, the health care sector was a detractor from overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Fundamental Investors — Class R-2 *	23.29%	13.57%	13.20%
S&P 500 Index †	17.88%	14.42%	14.82%
MSCI World Index †	21.09%	12.15%	12.17%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Inve sto
rs cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 161,771,000,000
Holdings Count | Holding	235
Advisory Fees Paid, Amount	$ 355,000,000
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 161,771
Total number of portfolio holdings	235
Total advisory fees paid (in millions)	$ 355
Portfolio turnover rate	26%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class R-2E- RFEBX
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class R-2E
Trading Symbol	RFEBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 120	1.07%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 23.66% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, p lease refer
to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology, industrials and consumer staples contributing significantly. Returns from communication services and materials were also positive.
Conversely, the health care sector was a detractor from overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average ann
ual to
tal returns
	1 year	5 years	10 years
Fundamental Investors — Class R-2E *	23.66%	13.90%	13.54%
S&P 500 Index †	17.88%	14.42%	14.82%
MSCI World Index †	21.09%	12.15%	12.17%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 161,771,000,000
Holdings Count | Holding	235
Advisory Fees Paid, Amount	$ 355,000,000
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 161,771
Total number of portfolio holdings	235
Total advisory fees paid (in millions)	$ 355
Portfolio turnover rate	26%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class R-3 - RFNCX
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class R-3
Trading Symbol	RFNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 103	0.92%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 23.85% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology, industrials and consumer staples contributing significantly. Returns from communication services and materials were also positive.
Conversely, the health care sector was a detractor from overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Fundamental Investors — Class R-3 *	23.85%	14.07%	13.70%
S&P 500 Index †	17.88%	14.42%	14.82%
MSCI World Index †	21.09%	12.15%	12.17%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses.
When
applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 161,771,000,000
Holdings Count | Holding	235
Advisory Fees Paid, Amount	$ 355,000,000
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets ( in millions)	$ 161,771
Total number of portfolio holdings	235
Total advisory fees paid (in millions)	$ 355
Portfolio turnover rate	26%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class R-4 - RFNEX
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class R-4
Trading Symbol	RFNEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last year?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 70	0.62%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 24.24% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology, industrials and consumer staples contributing significantly. Returns from communication services and materials were also positive.
Conversely, the health care sector was a detractor from overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	5 years	10 years
Fundamental Investors — Class R-4 *	24.24%	14.42%	14.04%
S&P 500 Index †	17.88%	14.42%	14.82%
MSCI World Index †	21.09%	12.15%	12.17%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 161,771,000,000
Holdings Count | Holding	235
Advisory Fees Paid, Amount	$ 355,000,000
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 161,771
Total number of portfolio holdings	235
Total advisory fees paid (in millions)	$ 355
Portfolio turnover rate	26%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class R-5E - RFNHX
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class R-5E
Trading Symbol	RFNHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last year?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 47	0.42%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 24.47% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology, industrials and consumer staples contributing significantly. Returns from communication services and materials were also positive.
Conversely, the health care sector was a detractor from overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	5 years	10 years
Fundamental Investors — Class R-5E *	24.47%	14.64%	14.26%
S&P 500 Index †	17.88%	14.42%	14.82%
MSCI World Index †	21.09%	12.15%	12.17%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 161,771,000,000
Holdings Count | Holding	235
Advisory Fees Paid, Amount	$ 355,000,000
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 161,771
Total number of portfolio holdings	235
Total advisory fees paid (in millions)	$ 355
Portfolio turnover rate	26%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class R-5 - RFNFX
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class R-5
Trading Symbol	RFNFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 37	0.33%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 24.60% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology, industrials and consumer staples contributing significantly. Returns from communication services and materials were also positive.
Conversely, the health care sector was a detractor from overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	5 years	10 years
Fundamental Investors — Class R-5 *	24.60%	14.76%	14.38%
S&P 500 Index †	17.88%	14.42%	14.82%
MSCI World Index †	21.09%	12.15%	12.17%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 161,771,000,000
Holdings Count | Holding	235
Advisory Fees Paid, Amount	$ 355,000,000
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 161,771
Total number of portfolio holdings	235
Total advisory fees paid (in millions)	$ 355
Portfolio turnover rate	26%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class R-6 - RFNGX
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class R-6
Trading Symbol	RFNGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 31	0.28%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 24.68% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology, industrials and consumer staples contributing significantly. Returns from communication services and materials were also positive.
Conversely, the health care sector was a detractor from overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Fundamental Investors — Class R-6 *	24.68%	14.82%	14.44%
S&P 500 Index †	17.88%	14.42%	14.82%
MSCI World Index †	21.09%	12.15%	12.17%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no
expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 161,771,000,000
Holdings Count | Holding	235
Advisory Fees Paid, Amount	$ 355,000,000
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets ( in millions)	$ 161,771
Total number of portfolio holdings	235
Total advisory fees paid (in millions)	$ 355
Portfolio turnover rate	26%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)